Calvert
Growth Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 93.4%(1)

Security	Shares	Value
Equity Funds — 91.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	311,837	$ 11,285,400
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	729,470	22,511,434
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,124,484	48,049,188
Calvert US Large-Cap Growth Responsible Index Fund, Class I	350,852	19,163,525
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,819,409	57,948,177
Calvert US Mid-Cap Core Responsible Index Fund, Class I	394,042	16,112,376
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	181,324	17,726,246
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,519,221	18,443,342
Calvert Emerging Markets Equity Fund, Class R6	828,542	16,893,983
Calvert International Equity Fund, Class R6	1,286,372	33,818,715
Calvert International Opportunities Fund, Class R6	1,225,097	25,800,538
Calvert Mid-Cap Fund, Class I	134,190	6,437,117
		$294,190,041
Income Funds — 2.0%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	680,599	$6,438,461
		$6,438,461
Total Mutual Funds (identified cost $220,904,984)		$300,628,502

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.250%, 2/15/50(2)(3)	$3,334	$ 4,043,255
Total U.S. Treasury Obligations (identified cost $3,332,770)		$ 4,043,255

Short-Term Investments — 5.3%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	16,963,151	$ 16,963,151
Total Short-Term Investments (identified cost $16,963,059)		$ 16,963,151
Total Investments — 100.0% (identified cost $241,200,813)		$321,634,908

Other Assets, Less Liabilities — 0.0%(5)	$ 61,096
Net Assets — 100.0%	$321,696,004

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(5)	Amount is less than 0.05%.

Calvert
Growth Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	36	Long	3/22/22	$4,696,875	$444
U.S. Long Treasury Bond	19	Long	3/22/22	3,048,313	39,598
U.S. 5-Year Treasury Note	(24)	Short	3/31/22	(2,903,438)	(11,473)
U.S. Ultra-Long Treasury Bond	(26)	Short	3/22/22	(5,125,250)	(92,674)
					$(64,105)
During the fiscal year to date ended December 31, 2021, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2021, the value of the Fund's investment in affiliated funds was $317,591,653, which represents 98.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Cash Reserves Fund, LLC	$21,124,678	$8,337,385	$(12,496,860)	$ (52)	$ (2,000)	$ 16,963,151	$ 2,871	$ —	16,963,151
Emerging Markets Advancement Fund, Class I	17,386,469	1,758,733	(299,347)	(16,931)	(385,582)	18,443,342	100,722	661,635	1,519,221
Emerging Markets Equity Fund, Class R6	15,675,473	1,794,785	—	—	(576,275)	16,893,983	134,478	—	828,542
Equity Fund, Class R6	13,068,966	3,866,326	(417,834)	19,281	1,189,507	17,726,246	30,016	543,496	181,324
Floating-Rate Advantage Fund, Class R6	6,015,719	477,859	(29,934)	(63)	(25,120)	6,438,461	59,832	—	680,599
International Equity Fund, Class R6	30,423,182	3,954,830	—	—	(559,297)	33,818,715	367,477	1,614,167	1,286,372
International Opportunities Fund, Class R6	25,451,309	2,684,365	(1,317,125)	54,360	(1,072,371)	25,800,538	366,758	1,417,656	1,225,097
International Responsible Index Fund, Class R6	20,942,871	1,072,527	—	—	496,036	22,511,434	438,531	—	729,470
Mid-Cap Fund, Class I	5,774,009	930,779	—	—	(267,671)	6,437,117	9,239	613,368	134,190
Small-Cap Fund, Class R6	10,259,604	971,880	—	—	53,916	11,285,400	17,594	703,777	311,837
US Large-Cap Core Responsible Index Fund, Class R6	43,487,601	1,563,426	(803,528)	35,718	3,765,971	48,049,188	400,494	115,218	1,124,484

Calvert
Growth Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
US Large-Cap Growth Responsible Index Fund, Class I	$ 17,346,206	$ 867,568	$ (642,823)	$ 32,062	$ 1,560,512	$ 19,163,525	$ 76,517	$ 282,162	350,852
US Large-Cap Value Responsible Index Fund, Class I	52,542,564	3,750,527	—	—	1,655,086	57,948,177	767,813	1,516,211	1,819,409
US Mid-Cap Core Responsible Index Fund, Class I	14,559,808	987,319	—	—	565,249	16,112,376	76,471	349,959	394,042
Totals				$ 124,375	$ 6,397,961	$317,591,653	$2,848,813	$7,817,649
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$300,628,502	$ —	$ —	$300,628,502
U.S. Treasury Obligations	—	4,043,255	—	4,043,255
Short-Term Investments	—	16,963,151	—	16,963,151
Total Investments	$300,628,502	$21,006,406	$ —	$321,634,908
Futures Contracts	$40,042	$ —	$ —	$40,042
Total	$300,668,544	$21,006,406	$ —	$321,674,950
Liability Description
Futures Contracts	$(104,147)	$ —	$ —	$(104,147)
Total	$(104,147)	$ —	$ —	$(104,147)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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